Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Operating Leases, Rent Expense, Net [Abstract]
Rent expense	$ 41	$ 48	$ 69
Operating Leases, Future Minimum Payments Due [Abstract]
2014	22
2015	14
2016	12
2017	11
2018	10
2019 and thereafter	37
Total operating lease commitments	106
Capital Addition Purchase Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Commitments for acquisition of property, plant and equipment	$ 775